Going concern (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jul. 31, 2024	Jan. 31, 2025
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income loss	$ 3,947	$ 67,824
Working capital deficit		71,771
Total liabilities	3,947	$ 71,771
BSKE Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income loss	3,947
Working capital deficit	3,947
Total liabilities	$ 3,947